Income taxes (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income tax expense
Income before income tax expense	697	871	631
Summary of the major components of the Company's income tax expense:
Current income tax (recovery) expense (1)	(60)	9	(52)
Deferred income tax expense
Origination and reversal of temporary differences	194	244	243
Effect of tax rate decreases			(35)
Effect of hedge of net investment in foreign subsidiaries	8	(18)	(32)
Tax credits	(15)	(16)	(16)
Other		1	(27)
Total deferred income tax expense	187	211	133
Income tax expense	127	220	81
Current
Canada	(59)	(1)	(51)
Foreign	(1)	10	(1)
Total current income tax (recovery) expense	(60)	9	(52)
Deferred
Canada	115	122	81
Foreign	72	89	52
Total deferred income tax expense	187	211	133
Income tax expense	127	220	81
Canada
Income before income tax expense
Income before income tax expense	430	577	602
Foreign
Income before income tax expense
Income before income tax expense	267	294	29